Tax regulations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Tax regulations
Note 33. Tax regulations
A-Argentina
On December 23, 2019, Law No. 27.541 on Social Solidarity and Production Reactivation in the Context of a Public Emergency, and its Administrative Order No. 58/2019, was published in the Official Bulletin. The reforms introduced are aimed at reactivating the economic, financial, fiscal, administrative, social security, tariff, energy, health and social areas, and empower the Argentine Executive to carry out the formalities and efforts needed to recover and ensure the sustainability of sovereign debt.
The main measures contained in the law and administrative order are:
33.1 Income tax
Law No. 27,430 established as follows: (i) the income tax rate for Argentine companies would be reduced gradually for undistributed earnings from 35% to 30% for years beginning January 1 through December 31, 2019, and up to 25% for the year beginning January 1, 2020; and (ii) tax on dividends or profit distributed to beneficiaries residing abroad is distributed based on the following considerations: (a) dividends from profit accrued during the years beginning January 1, 2018 through December 31, 2019, will be subject to a 7% withholding; and (b) dividends from profit accrued during the years beginning January l, 2020, will be subject to a 13% withholding.
The reform introduced by Law No. 27,541 suspended such change in rates and maintained original 30% and 7% rates for income tax and tax on dividends, respectively, until the fiscal years beginning on or after January 1, 2021.
Moreover, Law No. 27.468 established that a third of the positive or negative adjustment for inflation applicable to the three first fiscal years beginning January 1, 2019, be distributed to the year in which the adjustment was determined and the remaining two thirds to the two subsequent tax periods. This reform amended this distribution and established that a sixth of the positive or negative adjustment for the first and second year beginning January 1, 2019, be charged to the year in which the adjustment is determined and the remainder five sixths, in equal parts, to the five subsequent tax periods, whereas for years beginning January 1, 2021, 100% of the adjustment may be deducted/levied in the year in which it is determined.

On June 16, 2021, the Argentine government issued
Law No. 27,630, which introduces changes in corporate income tax rate effective for fiscal years beginning January 1, 2021. It establishes the application of gradual rates according to the level of net accumulated taxable profit. Based on Management estimates, the rate applicable to the Company stands at 35%.
33.2 Tax for an inclusive and solidary Argentina (“PAIS”)
This emergency tax is levied on the acquisition of foreign currency for five fiscal years at a 30% rate.
This tax may not be used as payment towards any other tax and is levied on the following cases: (i) purchase of bills and foreign currency for hoarding purposes; (ii) change in currency to pay the acquisitions of assets or services and contracts for works made abroad irrespective of the method of payment used; (iii) acquisition of services abroad purchased from travel and tourism agencies in Argentina; or (iv) acquisition of passenger transportation services to be used abroad.
33.3 Export duties
On May 19, 2020 Presidential Decree No. 488/2020 sets forth that export duties will be: (i) 0%
if the international price for ICE Brent 1st line is equal to or lower than US

45; or (ii) 8% if the international price for ICE Brent 1
st
line is equal to or higher than US 60. Should international price range between US 45 and US 60, the formula contained in the aforementioned decree should be used.
33.4 Energy system
The law empowers the Argentine executive to:

i)
Maintain electricity and natural gas rates under national jurisdiction and begin a renegotiation process of the comprehensive rate review in place or begin an extraordinary review as from the entry into force of the law for a
180-day
term aimed at decreasing the burden on households, businesses and industries for 2020. The provinces are also invited to adhere to these policies to maintain the rates schedules and extraordinary renegotiation or review of the charges of the provincial jurisdictions.

ii)	Administratively intervene the ENRE (Electric power regulatory entity) and ENARGAS (Argentine gas regulatory agency) for 1 (one) year.
In the use of the powers delegated, the government announced the suspension of electricity and gas rates for the 180 days provided for in the law.

B-	Mexico
33.5 Income tax
On October 1, 2019, the Mexican government approved the 2020 tax reform, which becomes effective as from January 1, 2020. This reform includes the following:
(i) It limited the deductibility of net interest for the year, equal to the amount resulting from multiplying the taxpayer’s adjusted taxable profit by 30%. There is an exception with a cap of 20 million Mexican pesos for deductible interest at the group level in Mexico.
(ii) It amended the Mexican Tax Code to add new circumstances by virtue of which partners, shareholders, directors, managers or any other person in charge of a company’s management are considered joint and severally liable. These new circumstances apply when operating with blacklisted companies or individuals that issue electronic invoices considered inexistent transactions due to the lack of assets, personnel, infrastructure or material capacity; or when the taxpayer is not included in the Mexican Taxpayer Registry (“RFC” by Spanish acronym) or when the tax domicile is changed without filing the related notice with tax authorities in a timely manner.

The 2020 tax reform includes
 the requirement to disclose “reportable schemes” by tax advisors or taxpayers. These schemes are defined as those that generate, or may generate, a tax benefit and include: (i) restructurings; (ii) transmission of NOLs; (iii) transfer of depreciated assets that may also be depreciated by the acquirer; (iv) the use of NOLs about to become statute-barred; and (v) abuse in the application of tax treaties with foreign residents, among others.
This reform also proposes that tax evasion be considered an organized crime with the related criminal penalties.
The Company’s Management concluded that this reform had no major effects on the financial information as of December 31, 2021, and 2020.